Expected credit loss measurement - Economic scenarios and weights applied (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset price appreciation / inflation
Disclosure Of Provision Matrix [Line Items]
Assigned weights in %	5.00%	0.00%
Baseline
Disclosure Of Provision Matrix [Line Items]
Assigned weights in %	50.00%	60.00%
Mild / moderate debt crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights in %	0.00%	15.00%
Moderate stagflation crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights in %	30.00%	0.00%
Stagflationary geopolitical crisis
Disclosure Of Provision Matrix [Line Items]
Assigned weights in %	0.00%	25.00%
Global trade war
Disclosure Of Provision Matrix [Line Items]
Assigned weights in %	15.00%	0.00%